Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections with a long-term rate of improvement of 1.5% per annum.
SAPS S2 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.2	23.7
Life expectancy rate at age 65, Female	24.3	24.8
UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.8	25.3
Life expectancy rate at age 65, Female	26.1	26.5
US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.1	21.5
Life expectancy rate at age 65, Female	22.7	23.4
US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.2	22.7
Life expectancy rate at age 65, Female	23.8	24.5